Note 9 - Convertible Notes Payable: Schedule of convertible notes payable (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Convertible Debt	$ 1,850,000	$ 850,000
Convertible Debt, Current	(1,300,000)	(300,000)
Long-term convertible notes payable	550,000	550,000
Convertible Note Payable 1
Convertible Debt	550,000	550,000
Convertible Note Payable 2
Convertible Debt	50,000	50,000
Convertible Note Payable 3
Convertible Debt	300,000	300,000
Convertible Note Payable 4
Convertible Debt	$ 1,000,000	$ 1,000,000